Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

9. Redeemable Convertible Preferred Stock

        The following is a summary of the Company's Series A redeemable convertible preferred stock at December 31, 2014:

Preferred shares authorized	3,017,488
Issuance dates	February, April and May 2014
Preferred shares issued and outstanding	3,015,902
Redemption value/liquidation preference	$9,020,637/$6,777,338
Carrying value	$7,304,914

        The differences between the respective redemption values/liquidation preference and carrying values are being accreted over the period from the date of issuance to the earliest possible redemption date, February 2017.

        Costs incurred in connection with the issuance of Series A redeemable convertible preferred stock (the "Preferred Stock") during the year ended December 31, 2014 were $119,097 which have been recorded as a reduction to the carrying amounts of Preferred Stock and are being accreted to the carrying value of the applicable preferred stock to the redemption date. The Company has recorded accretion of $35,784 for the year ended December 31, 2014.

        The rights, preferences, and privileges of the Preferred Stock are as follows:

        Voting—Except as provided by law, the holders of the Preferred Stock vote together and not as a separate class. On any matter presented to the stockholders of the Company for their action, each holder of outstanding shares of Preferred Stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder could be converted as of the record date. The holders of Preferred Stock shall be entitled to vote on all matters on which the common stock shall be entitled to vote. Holders of Preferred Stock shall be entitled to notice of any stockholders' meeting in accordance with the bylaws of the Company. Fractional votes shall not, however, be permitted and any fractional voting rights shall be disregarded.

        Dividends—The holders of Preferred Stock are entitled to receive cumulative dividends at an annual rate of 8% of the Preferred Stock original issue price of $2.2472 per share, which dividends accrue daily in arrears, whether or not such dividends are declared by the Company's board of directors (the "Accruing Dividends"). The dividends are only payable when declared by the board of directors, out of any funds legally available. No such dividends have been declared or paid through December 31 2014. Dividends in arrears as of December 31, 2014 totaled $440,258.

        Liquidation Rights—In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, either voluntary or involuntary, the holders of Preferred Stock then outstanding shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock by reason of their ownership of such stock, an amount equal to $2.2472 per share of Preferred Stock, plus any declared but unpaid dividends. If, upon liquidation, dissolution or winding up of the Company, the assets of the corporation legally available for distribution to the holders of the Preferred Stock are insufficient to permit the payment in full of the liquidation preference above, then the entire assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the holders of Preferred Stock in proportion to the full amounts they would otherwise be entitled to receive.

        After the payment or setting aside for payment to the holders of Preferred Stock of the full amounts of the liquidation preferences, the entire remaining assets of the Company legally available for distribution after satisfaction of the liquidation preferences of the Preferred Stock shall be distributed to the holders of Preferred Stock and common stock, pro rata based upon the number of shares held by each such holder.

        Conversion—Each share of Preferred Stock is convertible into shares of common stock at a conversion price initially equal to $2.2472 per share and is subject to adjustment as set forth in the Company's certificate of incorporation, as amended and restated. Conversion price adjustments may occur if there are new issuances of common stock at less than the conversion price or in the event of an IPO. At December 31, 2014, no such events have occurred and as such, no conversion adjustment has been recorded. At December 31, 2014, the shares of Preferred Stock were convertible into shares of common stock on a 1-for-1 basis. The shares of Preferred Stock are convertible into shares of common stock, at the option of the holder, at any time after the date of issuance. Further, upon the closing of an IPO (1) within six months of the initial Preferred Stock closing at a price per share at least three times the original issue price or (2) after six months at a price per share at least five times the original issue price, and which in both (1) and (2) results in at least $25,000,000 of gross proceeds to the Company, all outstanding shares of Preferred Stock shall automatically convert into shares of common stock. Each share of Preferred Stock is convertible into shares of common stock at the applicable conversion rate then in effect at the time of conversion, which is calculated by dividing the original issue price by the respective conversion price. Any shares of Preferred Stock that are converted into common stock will be canceled and cannot be reissued by the Company.

        Redemption—Upon certain change in control events that are outside the Company's control, including liquidation, sale or transfer of control of the Company, the holders of the Preferred Stock can cause its redemption. If the Company fails to complete an initial public offering of its common stock by February 2017, the holders of a majority of the shares of the Preferred Stock may thereafter request redemption at a price equal to the Preferred Stock original issue price per share, plus, in lieu of any Accruing Dividends, 10% percent of the Preferred Stock original issue price per share for each 12 month period after the date of the initial closing, on a compounded basis, commencing not more than 60 days after receipt by the Company of the written notice requesting redemption. The Company has recorded cumulative deemed dividends of $610,889 for the year ended December 31, 2014.

        The Preferred Stock has been classified outside of stockholders' (deficit) in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.